Taxes - Schedule of Taxes payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 111,313	$ 151,948
VAT payable	242,826	245,175
Other taxes payable	2,750	2,948
Total taxes payable	$ 356,889	$ 400,071